Shareholders’ equity (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Jul. 28, 2021	Jun. 15, 2021	Jun. 04, 2021	Dec. 31, 2020
DisclosureOfEquityLineItems [Line Items]
Increase in share capital		R$ 15	R$ 2,088	R$ 422,611
Number of shares issued	3,178,043,923
Share capital	R$ 4,039,112,000					R$ 3,009,436,000
[custom:ReducedCostsToIissue-0]	157,495					155,618
Authorized capital stock	R$ 6,000,000,000
Treasury shares	R$ 41,514,000					R$ 62,215,000
Market value of treasury shares	R$ 17.03					R$ 24.94
Treasury shares [member]
DisclosureOfEquityLineItems [Line Items]
Treasury shares	R$ 1,217,285,000
Preferred Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued	314,361,213		430,333		22,433,975	274,024,257
Class B Preferred Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued					25,707,301
Class C Preferred Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued					33,113,683
Common Share [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued	2,863,682,710					2,863,682,710
Board of Directors Chairman [Member]
DisclosureOfEquityLineItems [Line Items]
Increase in share capital					R$ 606,839
Cost incurred				R$ 1,877
Board of Directors Chairman [Member] | Preferred Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued	4,889,603			12,581,185
Board of Directors Chairman [Member] | Common Share [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued	171,136,137			171,136,137